Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Mar. 31, 2019
Noncontrolling Interest [Abstract]
Changes in Redeemable Noncontrolling Interests

Changes in redeemable noncontrolling interests in fiscal 2017, 2018 and 2019 are as follows:

	Millions of yen
	2017	2018	2019
Beginning Balance	¥7,467	¥6,548	¥7,420
Adjustment of redeemable noncontrolling interests to redemption value	(1,293)	1,876	2,131
Comprehensive income
Net Income	432	452	404
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	(58)	(416)	326
Total other comprehensive income (loss)	(58)	(416)	326
Comprehensive income	374	36	730
Dividends	0	(1,040)	(501)

Ending Balance	¥6,548	¥7,420	¥9,780